Shareholder Report, Line Graph (Details) - Bloomberg Municipal Bond Index - USD ($)	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Mar. 01, 2019	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Jan. 31, 2015	Oct. 31, 2014
Account Value [Line Items]
Account Value	$ 31,370	$ 31,276	$ 30,616	$ 30,961	$ 28,597	$ 30,148	$ 29,991	$ 30,087	$ 27,861	$ 29,870	$ 29,153	$ 31,098	$ 31,652	$ 32,094	$ 31,648	$ 31,696	$ 30,839	$ 31,072	$ 29,373	$ 30,473	$ 29,770	$ 29,491	$ 28,751		$ 28,048	$ 27,207	$ 27,483	$ 27,083	$ 27,162	$ 27,347	$ 27,213	$ 26,668	$ 26,237	$ 26,761	$ 27,143	$ 26,630	$ 26,311	$ 25,717	$ 25,381	$ 25,291	$ 25,616	$ 25,000
Account Value	31,370	31,276	30,616	30,961	28,597	30,148	29,991	30,087	27,861	29,870	29,153	31,098	31,652	32,094	31,648	31,696	30,839	31,072	29,373	30,473	29,770	29,491	28,751		$ 28,048	$ 27,207	$ 27,483	$ 27,083	$ 27,162	$ 27,347	$ 27,213	$ 26,668	$ 26,237	$ 26,761	$ 27,143	$ 26,630	$ 26,311	$ 25,717	$ 25,381	$ 25,291	$ 25,616	$ 25,000
Account Value	$ 556,664	$ 554,995	$ 543,273	$ 549,397	$ 507,460	$ 534,971	$ 532,190	$ 533,903	$ 494,389	$ 530,049	$ 517,319	$ 551,837	$ 561,672	$ 569,504	$ 561,597	$ 562,449	$ 547,245	$ 551,364	$ 521,225	$ 540,743	$ 528,261	$ 523,323	$ 510,196	$ 500,000